LEASE RECEIVABLES (Tables)	12 Months Ended
Mar. 31, 2018
Leases [Abstract]
Lease Receivables Included in Other Current Assets and Other Assets in Accompanying Consolidated Balance Sheets

The lease receivables, which are included in other current assets and other assets in the accompanying consolidated balance sheets, are as follows:

	March 31,
	2017	2018
	(Yen in millions)
Total minimum lease payments receivable	¥33,868	¥41,173
Unguaranteed residual values	710	918
Unearned income	(2,658)	(3,234)
Executory costs	(16)	(29)

	31,904	38,828
Less, allowance for doubtful receivables	(103)	(39)

	31,801	38,789
Less, short-term lease receivables	(10,900)	(13,745)

Long-term lease receivables	¥20,901	¥25,044

Reconciliation of Allowance for Doubtful Accounts Related to Lease Receivables

A reconciliation of the beginning and ending amounts of allowance for doubtful accounts related to lease receivables are as follows:

	Years ended March 31,
	2016	2017	2018
	(Yen in millions)
Balance at beginning of year	¥203	¥107	¥103
Charged to costs or expenses, or charge-off	(98)	3	(74)
Foreign currency translation	2	(7)	10

Balance at end of year	¥107	¥103	¥39

Future Minimum Lease Payments to be Received Under Financing Leases for Future Years

The future minimum lease payments to be received under financing leases for future years are as follows:

Years ending March 31,	(Yen in millions)
2019	¥14,908
2020	12,607
2021	6,900
2022	4,353
2023	2,063
2024 and thereafter	342

Total	¥41,173